Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 10,862	$ 14,512
Trade and other receivables (note 6)	587	294
Inventory	582	240
Prepaid expenses and other current assets	762	1,210
Total current assets	12,793	16,256
Restricted cash	356	418
Right of use assets (note 4)	418
Property, plant and equipment	42	65
Identifiable intangible assets	44	62
Goodwill	7,849	8,210
Total assets	21,502	25,011
Current liabilities
Payables and accrued liabilities (note 7)	2,279	2,966
Provision for restructuring and other costs (note 8)	877	887
Income taxes payable	1,595	1,669
Current portion of deferred revenues	74	74
Current portion of lease liabilities (note 4)	629
Current portion of warrant liability (note 9)	14
Total current liabilities	5,468	5,596
Deferred revenues	203	258
Lease liabilities (note 4)	408
Warrant liability (note 9)	2,774	3,634
Employee future benefits (note 10)	14,477	13,205
Non-current portion of provision for restructuring and other costs (note 8)	365	411
Total liabilities	23,695	23,104
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	224,531	222,335
Other capital	89,758	89,342
Deficit	(316,844)	(309,781)
Accumulated other comprehensive income	362	11
Total shareholders' (deficiency) equity	(2,193)	1,907
Total liabilities and shareholders' (deficiency) equity	$ 21,502	$ 25,011